Investment income (Tables)	12 Months Ended
Dec. 31, 2021
Investment income [abstract]
Summary of investment income
Investment income
in EUR million 2021 2020 2019
Dividend income 122 107 115
Realised gains/losses on disposal of debt instruments measured at FVOCI 45 44 46
Income from and fair value gains/losses on investment properties -0 1 27
Investment income 167 152 188